Income Taxes Details Textuals (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Income Taxes
Income tax provision (benefit)	$ 3.0	$ (52.5)
Remeasurement benefit related to foreign income tax accounts	$ 0.2	$ 1.4